UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03946

UBS Managed Municipal Trust

(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.

UBS Global Asset Management

51 West 52nd Street

New York, NY 10019-6114

(Name and address of agent for service)

Copy to:

Jack W. Murphy, Esq.

Dechert LLP

1775 I Street, N.W.

Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: June 30

Date of reporting period: March 31, 2009

Item 1. Schedule of Investments

UBS RMA California Municipal Money Fund

Schedule of investments – March 31, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—85.76%
California Department of Water Resources Power Supply Revenue,
Series B-1,
0.250%, VRD	14,825,000	14,825,000
Series B-2,
0.200%, VRD	46,895,000	46,895,000
Series B-6,
0.300%, VRD	9,000,000	9,000,000
Series C-4,
0.250%, VRD	5,000,000	5,000,000
California Educational Facilities Authority Revenue (JP Morgan PUTTERs, Series 2495),
0.420%, VRD(1),(2)	1,575,000	1,575,000
California Educational Facilities Authority Revenue Refunding (Stanford University),
Series L-5,
0.160%, VRD	6,165,000	6,165,000
Series L-6,
0.160%, VRD	2,400,000	2,400,000
California Health Facilities Financing Authority Revenue (Adventist Health Systems), Series A,
0.270%, VRD	3,900,000	3,900,000
California Health Facilities Financing Authority Revenue (Hospital Adventist Health Systems), Series A,
0.250%, VRD	390,000	390,000
California Health Facilities Financing Authority Revenue (Kaiser Permanente), Series C,
0.250%, VRD	21,100,000	21,100,000
California Health Facilities Financing Authority Revenue Refunding (Lucille Salter),
Series B,
0.250%, VRD	11,790,000	11,790,000
Series C,
0.240%, VRD	5,300,000	5,300,000
California Health Facilities Financing Authority Revenue (Scripps Health), Series F,
0.210%, VRD	3,885,000	3,885,000
California Health Facilities Financing Authority Revenue Refunding (Stanford Hospital), Series B-1,
0.250%, VRD	16,510,000	16,510,000
California Infrastructure & Economic Development Bank Revenue (California Academy), Series A,
0.250%, VRD	23,550,000	23,550,000
California Infrastructure & Economic Development Bank Revenue (Jewish Community Center), Series A,
0.300%, VRD	1,000,000	1,000,000
California Infrastructure & Economic Development Bank Revenue (J. Paul), Series A-2 (Mandatory Put 04/01/10 @ 100),
0.500%, due 04/01/10	9,000,000	9,000,000
California Infrastructure & Economic Development Bank Revenue (J. Paul Getty Trust), Series B,
0.200%, VRD	1,385,000	1,385,000
California Infrastructure & Economic Development Bank Revenue (Los Angeles County Museum), Series B,
0.250%, VRD	6,700,000	6,700,000

UBS RMA California Municipal Money Fund

Schedule of investments – March 31, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
California Infrastructure & Economic Development Bank Revenue (Orange County Performing), Series A,
0.300%, VRD	6,300,000	6,300,000
California Infrastructure & Economic Development Bank Revenue Refunding (Pacific Gas & Electric),
Series B,
0.260%, VRD(3)	24,750,000	24,750,000
Series C,
0.250%, VRD(3)	13,000,000	13,000,000
Series D,
0.350%, VRD(3)	28,000,000	28,000,000
California Municipal Finance Authority Revenue (Boy Scouts of America LA),
0.300%, VRD	11,000,000	11,000,000
California Pollution Control Financing Authority Pollution Control Revenue Refunding (BP West Coast Production LLC),
0.150%, VRD	700,000	700,000
California Pollution Control Financing Authority Pollution Control Revenue Refunding (Pacific Gas & Electric), Series C,
0.250%, VRD	2,600,000	2,600,000
California Public Works Board Lease Revenue (Morgan Stanley Floater Certificates), Series 1717 (FGIC Insured),
0.540%, VRD(1),(2)	9,913,000	9,913,000
California School Cash Reserve Program Certificates of Participation 2008-2009, Series A,
3.000%, due 07/06/09	10,000,000	10,035,053
California Statewide Communities Development Authority Multi Family Revenue Refunding (Foxwoods Apartments), Series J,
0.270%, VRD	375,000	375,000
California Statewide Communities Development Authority Multi Family Revenue Refunding (Housing-IAC Project), Series W-2,
1.500%, VRD(3)	5,400,000	5,400,000
California Statewide Communities Development Authority Revenue (Cottage Health Systems),
Series B,
0.250%, VRD	31,500,000	31,500,000
Series E,
0.250%, VRD	9,750,000	9,750,000
California Statewide Communities Development Authority Revenue (Kaiser Permanente), Series B,
0.250%, VRD	32,050,000	32,050,000
California Statewide Communities Development Authority Revenue (Masters College),
0.200%, VRD	11,100,000	11,100,000
California Statewide Communities Development Authority Revenue (New Morgan Hill Country School),
0.300%, VRD	6,175,000	6,175,000
California Statewide Communities Development Authority Revenue Refunding (Los Angeles County Museum of Art), Series B,
0.210%, VRD	10,000,000	10,000,000

UBS RMA California Municipal Money Fund

Schedule of investments – March 31, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
California Statewide Communities Development Authority Revenue Refunding (St. Joseph Healthcare System),
Series A,
0.250%, VRD	27,675,000	27,675,000
Series B,
0.250%, VRD	25,400,000	25,400,000
California Statewide Communities Development Authority Revenue, Series J,
0.250%, VRD	29,200,000	29,200,000
Alameda-Contra Costa Schools Financing Authority Certificates of Participation (Capital Improvement Fund Project), Series L,
0.300%, VRD	10,165,000	10,165,000
Bay Area Toll Authority Toll Bridge Revenue (Citigroup Eagle Class A Certificates 20080056),
0.480%, VRD(1),(2)	10,425,000	10,425,000
Bay Area Toll Authority Toll Bridge Revenue (San Francisco Bay Area),
Series B-1,
0.320%, VRD	7,750,000	7,750,000
Series F (Bank of America Austin Certificates, Series 2008-1058),
0.440%, VRD(1),(2)	6,750,000	6,750,000
Castaic Lake Water Agency Revenue Certificates of Participation (1944 Refunding Project), Series A,
0.240%, VRD	4,670,000	4,670,000
East Bay Municipal Utility District Water Systems Revenue (Citigroup Eagle Class A Certificates 20070069) (FGIC Insured),
0.830%, VRD(1),(2)	15,000,000	15,000,000
Eastern Municipal Water District Water & Sewer Revenue Certificates of Participation, Series F,
0.270%, VRD	12,700,000	12,700,000
Fontana Special Tax Community Facilities District No.12 (Pre-refunded with US Government Securities to 09/01/09 @ 101),
6.600%, due 09/01/09	3,295,000	3,379,147
Grand Terrace Community Redevelopment Agency Multi-Family Revenue (Housing Mount Vernon Villas),
0.350%, VRD	3,150,000	3,150,000
Hemet Unified School District Certificates of Participation (School Facilities Project),
1.100%, VRD	4,000,000	4,000,000
Irvine Improvement Bond Act 1915 (Assessment District 94-13),
0.300%, VRD	5,400,000	5,400,000
Irvine Improvement Bond Act 1915 (Assessment District 97-16),
0.300%, VRD	10,495,000	10,495,000
Irvine Improvement Bond Act 1915 Limited Obligation (Assessment District 05-21), Series A,
0.300%, VRD	14,770,000	14,770,000
Irvine Ranch Water District Consolidated Bonds,
0.220%, VRD	1,000,000	1,000,000

UBS RMA California Municipal Money Fund

Schedule of investments – March 31, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Irvine Ranch Water District Refunding, Series A,
0.300%, VRD	4,215,000	4,215,000
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue Refunding (Property A 1st Tier), Series A-3,
3.000%, VRD	12,400,000	12,400,000
Los Angeles Department of Water & Power Waterworks Revenue, Subseries B-2,
0.150%, VRD	3,600,000	3,600,000
Los Angeles Wastewater Systems Revenue Refunding,
Subseries B,
0.200%, VRD	12,200,000	12,200,000
Subseries C,
0.230%, VRD	500,000	500,000
Los Angeles Water and Power Revenue (Citigroup ROCS, Series RR-II-R-500) (FSA Insured),
0.830%, VRD(1),(2)	32,500,000	32,500,000
Los Angeles Water and Power Revenue, Subseries A-3,
0.240%, VRD	40,000,000	40,000,000
Manteca Redevelopment Agency Tax Allocation Refunding (Sub-Amended Merged Project),
0.250%, VRD	5,550,000	5,550,000
Massachusetts Health & Educational Facilities Authority Revenue (Tufts University), Series N-1,
0.200%, VRD	2,500,000	2,500,000
Metropolitan Water District Southern California Waterworks Revenue,
Series B-3,
0.200%, VRD	7,000,000	7,000,000
Series B-4,
0.210%, VRD	4,000,000	4,000,000
Metropolitan Water District Southern California Waterworks Revenue (Citigroup Eagle Class A Certificates 20070071),
0.550%, VRD(1),(2)	15,000,000	15,000,000
Metropolitan Water District Southern California Waterworks Revenue (Citigroup ROCS, Series RR-II-R-11301),
0.550%, VRD(1),(2)	5,255,000	5,255,000
Metropolitan Water District Southern California Waterworks Revenue Refunding,
Series A,
0.230%, VRD	6,325,000	6,325,000
Series A-1,
0.250%, VRD	6,600,000	6,600,000
Series A-2,
0.240%, VRD	16,400,000	16,400,000
Series A-2,
0.260%, VRD	100,000	100,000
Series B,
0.260%, VRD	2,550,000	2,550,000
Newport Beach Revenue Refunding (Hoag Memorial Hospital), Series B (Mandatory Put 06/16/09 @ 100),
1.800%, due 06/16/09	40,185,000	40,185,000
Series D,
0.300%, VRD	6,500,000	6,500,000
Series E,
0.300%, VRD	18,000,000	18,000,000
Oakland Alameda County Coliseum Authority Lease Revenue (Coliseum Project),
Series C-2,
0.200%, VRD	15,000,000	15,000,000
Series C-2,
0.300%, VRD	2,000,000	2,000,000

UBS RMA California Municipal Money Fund

Schedule of investments – March 31, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Oakland Certificates of Participation (Capital Equipment Project),
0.200%, VRD	300,000	300,000
Orange County Apartment Development Revenue Refunding (Villas La Paz), Series F (FNMA Insured),
0.300%, VRD	2,030,000	2,030,000
Orange County Apartment Development Revenue Refunding (WLCO LF Issue G), Series 3 (FNMA Insured),
0.350%, VRD	1,200,000	1,200,000
Orange County Sanitation District Certificates of Participation (JP Morgan PUTTERs, Series 2529Z), (FSA Insured),
0.840%, VRD(1),(2)	1,075,000	1,075,000
Orange County Sanitation District Certificates of Participation Refunding, Series C,
2.500%, due 12/10/09	25,000,000	25,260,798
Orange County Sanitation District Certificates of Participation, Series B,
1.000%, VRD	495,000	495,000
Orange County Water District Revenue Certificates of Participation, Series A,
0.220%, VRD	37,000,000	37,000,000
0.300%, VRD	33,650,000	33,650,000
Puerto Rico Municipal Finance Agency, Series A (FSA Insured) (Pre-refunded with US Government Securities to 08/01/09 @101),
5.500%, due 08/01/09	6,730,000	6,842,126
Riverside County Certificates of Participation (ACES Riverside County Public Facility), Series A,
0.250%, VRD	5,200,000	5,200,000
Riverside County Community Facilities Districts Refunding (Special Tax-No.89), (Pre-refunded with State & Local Government Securities to 09/01/09 @ 102),
6.500%, due 09/01/09	3,390,000	3,508,693
Riverside Water Revenue Refunding, Series A,
0.300%, VRD	7,500,000	7,500,000
Roseville Electrical System Revenue Certificates of Participation Refunding, Series B,
2.500%, VRD	19,500,000	19,500,000
Roseville Special Tax (Woodcreek West Community Facilities No.1), (Pre-refunded with State & Local Government Securities to 09/01/09 @ 102),
6.700%, due 09/01/09	3,000,000	3,107,504
Sacramento County Certificates of Participation (Administration Center and Court House Project),
0.250%, VRD	9,875,000	9,875,000
San Bernardino County Certificates of Participation (County Center Refinancing Project),
0.220%, VRD	8,700,000	8,700,000

UBS RMA California Municipal Money Fund

Schedule of investments – March 31, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
San Bernardino County Multi-Family Revenue Refunding (Housing Mortgage—Mountain View), Series A (FNMA Insured),
0.350%, VRD	3,035,000	3,035,000
San Diego County Regional Transportation Commission Sales Tax Revenue (Limited Tax), Series B,
0.200%, VRD	27,250,000	27,250,000
San Diego Unified School District Tax and Revenue Anticipation Notes,
3.000%, due 07/01/09	20,000,000	20,067,215
San Francisco City and County Finance Corp. Lease Revenue Refunding (Moscone Center 2008-2),
0.300%, VRD	1,800,000	1,800,000
San Francisco City and County Redevelopment Agency Revenue (Community Facilities District No. 4),
0.300%, VRD	13,590,000	13,590,000
San Jose Financing Authority Lease Revenue Refunding (Civic Center Project), Series A,
0.230%, VRD	4,000,000	4,000,000
San Jose Redevelopment Agency Revenue (Merged Area Redevelopment Project), Series A,
0.230%, VRD	10,165,000	10,165,000
San Mateo Union High School District Tax and Revenue Anticipation Notes,
3.000%, due 07/01/09	22,375,000	22,449,082
Santa Clara County Financing Authority Lease Revenue (Housing Authority Office Project), Series A,
0.270%, VRD	465,000	465,000
Santa Clara County Financing Authority Lease Revenue (VMC Facilities Replacement Project), Series B,
0.250%, VRD	10,400,000	10,400,000
Santa Clara Electrical Revenue, Subseries A,
0.300%, VRD	5,700,000	5,700,000
Santa Clara Valley Transportation Authority Sales Tax Revenue (Citigroup ROCS, Series RR-II-R-11227) (AMBAC Insured),
0.680%, VRD(1),(2)	11,825,000	11,825,000
Santa Clara Valley Transportation Authority Sales Tax Revenue Refunding (Measure A),
Series A,
0.350%, VRD	13,805,000	13,805,000
Series D,
0.270%, VRD	8,150,000	8,150,000
Santa Clara Valley Transportation Authority Sales Tax Revenue Refunding, Series B,
0.750%, VRD	10,810,000	10,810,000
Sequoia Union High School District (JP Morgan PUTTERs, Series 2478Z) (FSA Insured),
0.840%, VRD(1),(2)	1,500,000	1,500,000

UBS RMA California Municipal Money Fund

Schedule of investments – March 31, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(concluded)
Sequoia Union High School District (Morgan Stanley Floater Certificates), Series 2160 (FSA Insured),
0.440%, VRD(1),(2)	4,110,000	4,110,000
Simi Valley Multi-Family Housing Revenue Refunding (Lincoln Wood Ranch) (FHLMC Insured),
0.350%, VRD	15,050,000	15,050,000
Southern California Public Power Authority Power Project Revenue (Mead Adelanto ), Series A,
0.250%, VRD	8,200,000	8,200,000
South Placer Wastewater Authority Wastewater Revenue Refunding, Series B,
0.600%, VRD	22,300,000	22,300,000
State Center Community College District (JP Morgan PUTTERs, Series 1972) (FSA Insured),
0.840%, VRD(1),(2)	3,720,000	3,720,000
University of California Revenue (JP Morgan PUTTERs, Series 2649Z),
0.420%, VRD(1),(2)	1,900,000	1,900,000

Total municipal bonds and notes (cost—$1,238,862,618)		1,238,862,618

Tax-exempt commercial paper—12.58%
California Infrastructure & Economic Development Bank Revenue, Series B,
0.500%, due 06/04/09	6,000,000	6,000,000
Contra Costa Transportation Authority,
0.400%, due 05/14/09	14,000,000	14,000,000
Contra Costa Water District,
0.650%, due 04/01/09	13,000,000	13,000,000
Imperial Irrigation District,
0.520%, due 05/06/09	12,245,000	12,245,000
Los Angeles County Capital Asset Lease,
0.500%, due 04/07/09	68,750,000	68,750,000
0.600%, due 06/01/09	34,000,000	34,000,000
Riverside County Teeter Plan,
0.550%, due 06/01/09	9,000,000	9,000,000
San Diego County Water,
1.850%, due 04/02/09	9,200,000	9,200,000
San Francisco Airport,
0.450%, due 05/01/09	15,470,000	15,470,000

Total tax-exempt commercial paper (cost—$181,665,000)		181,665,000

Repurchase agreement—0.01%
Repurchase agreement dated 03/31/09 with State Street Bank & Trust Co., 0.010% due 04/01/09, collateralized by $42,171 Federal Home Loan Bank obligations, 4.375% due 09/17/10 and $43,564 US Treasury Bills, zero coupon due 07/02/09 to 07/16/09; (value—$87,721); proceeds: $86,000 (cost—$86,000)	86,000	86,000

UBS RMA California Municipal Money Fund

Schedule of investments – March 31, 2009 (unaudited)

Security description	Number of shares	Value ($)
Money market fund(4)—0.69%
BlackRock Liquidity Fund California Municipal Fund Portfolio Institutional Class,
0.476% (cost—$10,000,000)	10,000,000	10,000,000

Total investments (cost — $1,430,613,618 which approximates cost for federal income tax purposes)(5) — 99.04%		1,430,613,618

Other assets in excess of liabilities — 0.96%		13,926,271

Net assets (applicable to 1,444,830,415 shares of beneficial interest outstanding equivalent to $1.00 per share) — 100.00%		1,444,539,889

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 8.35% of net assets as of March 31, 2009, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(2)

The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

(3)	Security subject to Alternative Minimum Tax.

(4)	Rate shown reflects yield at March 31, 2009.

(5)

Investments are valued at amortized cost, unless the Fund’s Board of Trustees determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

On July 1, 2008, the fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical investments.

Level 2 - Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3 - Unobservable inputs inclusive of the Fund’s own assumptions in determining the value of investments.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments:

Description	Quoted prices in active markets for identical investments (Level 1) ($)	Significant other observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Investments, at value	—	1,430,613,618	—	1,430,613,618

ACES	Adjustable Convertible Extendable Securities

AMBAC	American Municipal Bond Assurance Corporation

FGIC	Financial Guaranty Insurance Company

FHLMC	Federal Home Loan Mortgage Corporation

FNMA	Federal National Mortgage Association

FSA	Financial Security Assurance

PUTTERs	Puttable Tax-Exempt Receipts

ROCS	Reset Option Certificates

VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of March 31, 2009 and reset periodically.

Weighted average maturity — 16 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated December 31, 2008.

UBS RMA New York Municipal Money Fund

Schedule of investments – March 31, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—94.92%
New York State Dormitory Authority Revenue (Metropolitan Museum of Art),
0.240%, VRD	5,222,000	5,222,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Catholic Health System),
0.410%, VRD	2,470,000	2,470,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Columbia University), Series B,
0.260%, VRD	15,300,000	15,300,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Rockefeller University), Series A,
0.270%, VRD	58,945,000	58,945,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Royal), Series A (FNMA Insured),
0.320%, VRD	8,690,000	8,690,000
New York State Dormitory Authority Revenue Non-State Supported Debt (St. John’s University), Series B-1,
0.420%, VRD	4,500,000	4,500,000
New York State Dormitory Authority Revenue (Rockefeller University), Series A,
0.240%, VRD	21,500,000	21,500,000
New York State Dormitory Authority Revenue Secondary Issues (Citigroup Eagle Class A Certificates 200070096),
0.580%, VRD(1),(2)	7,000,000	7,000,000
New York State Dormitory Authority Revenue Secondary Issues (Citigroup ROCS),
Series RR-II-R-11535,
0.590%, VRD(1),(2)	1,140,000	1,140,000
Series RR-II-R-11560,
0.600%, VRD(1),(2)	2,070,000	2,070,000
New York State Dormitory Authority Revenue State Supported Debt (City University), Series D,
0.350%, VRD	7,000,000	7,000,000
New York State Dormitory Authority Revenue State Supported Debt (Cornell University),
Series A,
0.260%, VRD	7,230,000	7,230,000
Series B,
0.260%, VRD	19,525,000	19,525,000
New York State Dormitory Authority Revenue State Supported Debt (New York Public Library),
Series A,
0.280%, VRD	14,060,000	14,060,000
Series B,
0.280%, VRD	5,100,000	5,100,000
New York State Dormitory Authority Revenue State Supported Debt (University of Rochester), Series B,
0.450%, VRD	19,350,000	19,350,000
New York State Dormitory Authority Revenue (Wagner College),
0.350%, VRD	3,500,000	3,500,000
New York State Dormitory Authority State Personal Income Tax Revenue, Series F (JP Morgan PUTTERs, Series 3239),
0.450%, VRD(1),(2)	3,600,000	3,600,000

UBS RMA New York Municipal Money Fund

Schedule of investments – March 31, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
New York State Environmental Facilities Corp. Solid Waste Disposal Revenue Refunding (General Electric Co.), Series A,
0.230%, VRD	11,200,000	11,200,000
New York State Environmental Facilities Corp. State Personal Income Tax Revenue (JP Morgan PUTTERs, Series 2666),
0.450%, VRD(1),(2)	3,185,000	3,185,000
New York State Housing Finance Agency Revenue (20 River Terrace Housing), Series A (FNMA Insured),
0.350%, VRD	27,100,000	27,100,000
New York State Housing Finance Agency Revenue (Housing 320 West 38th Street), Series A,
0.320%, VRD	52,500,000	52,500,000
New York State Housing Finance Agency Revenue (Housing Historic Front Street), Series A,
0.400%, VRD	3,800,000	3,800,000
New York State Housing Finance Agency Revenue (Normandie Court I Project),
0.390%, VRD	10,960,000	10,960,000
New York State Housing Finance Agency Revenue (West 37th Street Housing), Series A,
0.330%, VRD	4,200,000	4,200,000
New York State Housing Finance Agency Revenue, Series A,
0.400%, VRD	16,000,000	16,000,000
New York State Housing Finance Agency Service Contract Revenue Refunding,
Series D,
0.450%, VRD	9,400,000	9,400,000
Series L,
0.400%, VRD	16,100,000	16,100,000
New York State Local Government Assistance Corp. Refunding (Senior Lien), Series A,
5.000%, due 04/01/09	15,000,000	15,000,000
New York State Local Government Assistance Corp.,
Series B,
0.240%, VRD	5,300,000	5,300,000
Series E,
0.350%, VRD	11,295,000	11,295,000
Series G,
0.350%, VRD	13,265,000	13,265,000
New York State Urban Development Corp. Revenue Refunding (Service Contract), Series A-5,
0.300%, VRD	11,800,000	11,800,000
New York State Urban Development Corp. Revenue State Facilities, Series A3B,
2.500%, VRD	20,000,000	20,000,000

Babylon Industrial Development Agency Civic Facilities Revenue (WSNCHS East Inc Project), Series B, (Pre-refunded with US Treasury Obligations and US Treasury Strips to 08/01/09 @ 101) (MBIA, Inc. Insured)

6.500%, due 08/01/09	6,940,000	7,090,513
Buffalo Municipal Water Finance Authority Water Systems Revenue Refunding,
0.370%, VRD	12,900,000	12,900,000
Dutchess County Industrial Development Agency Civic Facilities Revenue (Marist College), Series A,
0.450%, VRD	6,210,000	6,210,000
0.460%, VRD	2,600,000	2,600,000

UBS RMA New York Municipal Money Fund

Schedule of investments – March 31, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Dutchess County Industrial Development Agency Civic Facilities Revenue (Trinity-Pawling School Corp.),
0.490%, VRD	3,735,000	3,735,000
Erie County Industrial Development Agency Civic Facilities Revenue (Our Lady of Victory Corp.), Series A,
0.410%, VRD	10,220,000	10,220,000
Fairport Central School District Bond Anticipation Notes,
2.750%, due 07/17/09	9,631,224	9,660,362
Jericho Union Free School District Tax Anticipation Notes,
3.000%, due 06/19/09	11,500,000	11,531,315
Livingston County Industrial Development Agency Civic Facilities Revenue Refunding (Red Jacket/Nicholas), Series A,
0.410%, VRD	2,453,000	2,453,000
Lincoln County Pollution Control Revenue (ExxonMobil Project)
0.100%, VRD	2,000,000	2,000,000
Long Island Power Authority Electric Systems Revenue,
Subseries 1-B,
0.450%, VRD	4,000,000	4,000,000
Subseries 3-A,
0.400%, VRD	50,745,000	50,745,000
Massachusetts Health & Educational Facilities Authority Revenue (Tufts University), Series N-1,
0.200%, VRD	4,300,000	4,300,000
Metropolitan Transportation Authority Dedicated Tax Fund Refunding,
Subseries B-1,
0.300%, VRD	16,000,000	16,000,000
Subseries B-2,
0.300%, VRD	1,125,000	1,125,000
Subseries B-3,
0.300%, VRD	5,000,000	5,000,000
Metropolitan Transportation Authority Revenue,
Subseries D-2,
0.190%, VRD	20,800,000	20,800,000
Subseries G-2,
0.190%, VRD	13,925,000	13,925,000
Monroe County Industrial Development Agency Civic Facility Revenue (Rochester Presbyterian Project),
0.410%, VRD	7,500,000	7,500,000
Nassau County Interim Finance Authority Sales Tax Secondary, Series A,
0.300%, VRD	15,000,000	15,000,000
New York City Capital Resources Corp. Revenue (Loan Enhanced Assistance), Series A,
0.450%, VRD	8,615,000	8,615,000
New York City (Citigroup ROCS),
Series RR-II-R-11637
0.590%, VRD(1),(2)	15,520,000	15,520,000
Series RR-II-R-11679
0.590%, VRD(1),(2)	2,270,000	2,270,000
Series RR-II-R-11685
0.590%, VRD(1),(2)	2,500,000	2,500,000
Series RR-II-R-11725
0.590%, VRD(1),(2)	5,000,000	5,000,000
New York City Fiscal 2008, Subseries J-8,
0.200%, VRD	5,000,000	5,000,000

UBS RMA New York Municipal Money Fund

Schedule of investments – March 31, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
New York City Health & Hospital Corp. Revenue (Health Systems), Series C,
0.350%, VRD	9,700,000	9,700,000
New York City Housing Development Corp. Multi-Family Mortgage Revenue (Bruckner), Series A,
0.350%, VRD	10,000,000	10,000,000
New York City Housing Development Corp. Multi-Family Mortgage Revenue (The Crest), Series A,
0.500%, VRD	34,155,000	34,155,000
New York City Housing Development Corp. Multi-Family Rental Housing (Queenswood Apartments), Series A (FHLMC Insured),
0.350%, VRD	6,500,000	6,500,000
New York City Housing Development Corp. Multi-Family Rental Housing Revenue (2 Gold Street), Series A (FNMA Insured),
0.350%, VRD	10,000,000	10,000,000
New York City Housing Development Corp. Multi-Family Rental Housing Revenue (Royal Properties), Series A (FNMA Insured),
0.320%, VRD	29,200,000	29,200,000
New York City Industrial Development Agency Civic Facility Revenue (Center for Jewish History Project),
0.450%, VRD	19,200,000	19,200,000
New York City Industrial Development Agency Civic Facility Revenue (Jamaica First Parking LLC Project),
0.450%, VRD	4,180,000	4,180,000
New York City Industrial Development Agency Civic Facility Revenue (Lycee Francais de New York Project), Series B,
0.350%, VRD	2,500,000	2,500,000
New York City Industrial Development Agency Civic Facility Revenue (MSMC Realty Corp. Project),
0.350%, VRD	4,700,000	4,700,000
New York City Industrial Development Agency Civic Facility Revenue Refunding & Improvement (Touro College),
0.400%, VRD	20,330,000	20,330,000
New York City Industrial Development Agency Revenue (Liberty 1 Bryant Park LLC), Series B,
0.350%, VRD	3,500,000	3,500,000
New York City Industrial Development Agency Revenue (Liberty 123 Washington Project),
0.520%, VRD	32,500,000	32,500,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Resolution), Series CC-1,
0.300%, VRD	5,910,000	5,910,000
New York City Municipal Water Finance Authority Water & Sewer Revenue (Citigroup ROCS), Series RR-II-R-11685 (FSA Insured),
0.870%, VRD(1),(2)	5,600,000	5,600,000

UBS RMA New York Municipal Money Fund

Schedule of investments – March 31, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
New York City Municipal Water Finance Authority Water & Sewer Revenue (JP Morgan PUTTERs),
Series 2489,
0.450%, VRD(1),(2)	975,000	975,000
Series 2540,
0.450%, VRD(1),(2)	1,455,000	1,455,000
Series 2559,
0.450%, VRD(1),(2)	1,775,000	1,775,000
New York City Municipal Water Finance Authority Water & Sewer Revenue (Second General Resolution), Series BB-2,
0.190%, VRD	11,600,000	11,600,000
New York City Municipal Water Finance Authority Water & Sewer Systems Revenue, Series A (Pre-refunded with US Government Securities to 06/15/09 @ 101),
5.750%, due 06/15/09	11,000,000	11,199,944
New York City Municipal Water Finance Authority Water & Sewer System Revenue,
Series C (JP Morgan PUTTERs, Series 3236),
0.450%, VRD(1),(2)	7,010,000	7,010,000
Series D (JP Morgan PUTTERs, Series 3240),
0.450%, VRD(1),(2)	1,335,000	1,335,000
New York City,
Subseries A-5,
0.450%, VRD	70,000	70,000
Subseries A-8,
0.230%, VRD	4,000,000	4,000,000
Subseries H-1,
1.000%, VRD	1,350,000	1,350,000
Subseries H-2,
0.350%, VRD	1,350,000	1,350,000
Subseries L-3,
0.300%, VRD	5,200,000	5,200,000
Subseries L-5,
0.900%, VRD	15,760,000	15,760,000
New York City Transitional Finance Authority (New York City Recovery), Series 3,
Subseries 3-E,
0.450%, VRD	9,840,000	9,840,000
Subseries 3-F,
0.450%, VRD	8,825,000	8,825,000
New York City Transitional Finance Authority Revenue (Future Tax Secondary), Series C,
0.190%, VRD	4,250,000	4,250,000
New York City Transitional Finance Authority (Pre-refunded with State & Local Government Securities to 05/01/09 @ 101),
5.250%, due 05/01/09	3,405,000	3,418,725
New York City Transitional Finance Authority Revenue,
Series A (Pre-refunded with State & Local Government Securities to 05/01/09 @ 101),	5,000,000	5,028,819
5.250%, due 05/01/09
Series A (Pre-refunded with US Government Securities to 05/01/09 @ 101) (FGIC Insured),	5,195,000	5,224,174
5.125%, due 05/01/09
New York City Trust for Cultural Resources Revenue (Asia Society),
0.520%, VRD	3,800,000	3,800,000
New York City Trust for Cultural Resources Revenue (Lincoln Center Arts), Series B-1,
0.270%, VRD	4,700,000	4,700,000
New York City Trust for Cultural Resources Revenue (Metropolitan Museum of Art), Series A1,
0.240%, VRD	11,600,000	11,600,000

UBS RMA New York Municipal Money Fund

Schedule of investments – March 31, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
New York City Trust for Cultural Resources Revenue Refunding (American Museum of Natural History),
Series A1,
0.190%, VRD	900,000	900,000
New York City Trust for Cultural Resources Revenue Refunding (Juilliard School), Series C (Mandatory Put 04/01/10 @100),
0.650%, due 04/01/10	10,000,000	10,000,000
New York City Trust for Cultural Resources Revenue Refunding (Lincoln Center), Series A-1,
0.210%, VRD	2,900,000	2,900,000
New York City Trust for Cultural Resources Revenue Refunding (Museum of Modern Art), Series 1A (Mandatory Put 08/01/09 @100),
4.000%, due 08/01/10	5,750,000	5,835,978
New York City Trust for Cultural Resources Revenue (Soloman R. Guggenheim), Series B,
0.450%, VRD	1,743,000	1,743,000
North Carolina Capital Facilities Finance Agency Revenue (YMCA of the Triangle),
0.550%, VRD	665,000	665,000
North Carolina Medical Care Commission Health Care Facility Revenue (Watunga Medical Center Project),
0.470%, VRD	65,000	65,000
Ohio Water Development Authority Pollution Control Facilities Revenue Refunding (FirstEnergy Nuclear), Series B,
0.470%, VRD	10,000,000	10,000,000
Onondaga County Industrial Development Agency Civic Facilities Revenue (Syracuse Home Association Project),
0.410%, VRD	6,855,000	6,855,000
Penfield Central School District Bond Anticipation Notes,
3.000%, due 06/26/09	14,000,000	14,038,198
Port Authority of New York and New Jersey (JP Morgan PUTTERs, Series 3095),
0.450%, VRD(1),(2)	4,445,000	4,445,000
Puerto Rico Commonwealth Highway & Transportation Authority Transportation Revenue, Series A,
0.650%, VRD	18,000,000	18,000,000
Riverhead Industrial Development Agency Civic Facilities Revenue (Central Suffolk Hospital Project),
0.410%, VRD	4,000,000	4,000,000
Riverhead Industrial Development Agency Civic Facilities Revenue Refunding (Central Suffolk Hospital), Series C,
0.410%, VRD	8,145,000	8,145,000
Sacramento County Sanitation District Financing Authority Revenue Refunding Sanitation District, Series C,
0.300%, VRD	2,950,000	2,950,000
Santa Clara Electrical Revenue, Subseries A,
0.300%, VRD	1,900,000	1,900,000

UBS RMA New York Municipal Money Fund

Schedule of investments – March 31, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (concluded)
Southampton Union Free School District Tax Anticipation Notes,
2.750%, due 06/26/09	13,000,000	13,035,687
St. Lawrence County Industrial Development Civic Facilities Revenue (St. Lawrence),
0.270%, VRD	8,225,000	8,225,000
Sublette County Pollution Control Revenue (ExxonMobil Project),
0.100%, VRD	4,800,000	4,800,000
Suffolk County Water Authority Bond Anticipation Notes,
0.280%, VRD	5,200,000	5,200,000
Syracuse Industrial Development Agency Civic Facility Revenue (Syracuse University Project),
Series A-1,
0.200%, VRD	3,300,000	3,300,000
Series A-2,
0.200%, VRD	1,800,000	1,800,000
Tompkins County Industrial Development Agency Revenue (Care Community Kendal Ithaca), Series B,
0.470%, VRD	4,120,000	4,120,000
Triborough Bridge & Tunnel Authority Revenue (Citigroup ROCS), Series RR-II-R-11665,
0.590% , VRD(1),(2)	12,130,000	12,130,000
Triborough Bridge & Tunnel Authority Revenues Refunding, Subseries B-2,
0.450%, VRD	10,260,000	10,260,000
Triborough Bridge & Tunnel Authority Revenue,
Series A,
2.000%, VRD	460,000	460,000
Series A-1 (Mandatory Put 01/20/10 @100),
2.000%, due 01/20/10	6,250,000	6,317,648
Series B,
0.400%, VRD	29,500,000	29,500,000
Troy Industrial Development Authority Civic Facility Revenue (Rensselaer Polytechnic), Series A,
0.340%, VRD	10,000,000	10,000,000

Total municipal bonds and notes (cost—$1,202,339,363)		1,202,339,363

Tax-exempt commercial paper—4.07%
Long Island Power Authority,
0.470%, due 04/01/09	7,000,000	7,000,000
New York State Dormitory Authority Revenue (Columbia University),
0.500%, due 05/04/09	25,350,000	25,350,000
New York State Environmental Quality,
0.400%, due 04/01/09	4,500,000	4,500,000
Port Authority of New York and New Jersey,
0.500%, due 05/08/09	5,620,000	5,620,000
0.450%, due 05/14/09	9,000,000	9,000,000

Total tax-exempt commercial paper (cost—$51,470,000)		51,470,000

UBS RMA New York Municipal Money Fund

Schedule of investments – March 31, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Repurchase agreement—0.00%
Repurchase agreement dated 03/31/09 with State Street Bank & Trust Co., 0.010% due 04/01/09, collateralized by $18,634 Federal Home Loan Bank obligations, 4.375% due 09/17/10 and $19,249 US Treasury Bills, zero coupon due 07/02/09 to 07/16/09; (value—$38,760); proceeds: $38,000 (cost—$38,000)	38,000	38,000

	Number of shares
Money market fund(3)—0.97%
BlackRock Liquidity Fund New York Municipal Fund Portfolio Institutional Class,
0.577% (cost—$12,300,000)	12,300,000	12,300,000

Total investments (cost—$1,266,147,363 which approximates cost for federal income tax purposes)(4)—99.96%		1,266,147,363

Other assets in excess of liabilities—0.04%		500,061

Net assets (applicable to 1,266,769,595 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%		1,266,647,424

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 6.08% of net assets as of March 31, 2009, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(2)

The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

(3)	Rate shown reflects yield at March 31, 2009.

(4)

Investments are valued at amortized cost, unless the Fund’s Board of Trustees determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

On July 1, 2008 the Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical investments.

Level 2 – Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3 – Unobservable inputs inclusive of the Fund’s own assumptions in determining the value of investments.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments:

	Quoted prices in active markets for identical investments (Level 1) ($)	Significant other observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Investments, at value	—	1,266,147,363	—	1,266,147,363

FGIC	Financial Guaranty Insurance Company

FHLMC	Federal Home Loan Mortgage Corporation

FNMA	Federal National Mortgage Association

FSA	Financial Security Assurance

PUTTERs	Puttable Tax-Exempt Receipts

ROCS	Reset Option Certificates

VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of March 31, 2009 and reset periodically.

Weighted average maturity — 13 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated December 31, 2008.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Managed Municipal Trust

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date: May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date: May 29, 2009

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date: May 29, 2009